EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 308 (“Amendment No. 308”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 308 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000080) on January 25, 2019:

Eaton Vance Core Plus Bond Fund

Eaton Vance AMT-Free Municipal Income Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date: February 5, 2019